General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 56,583	$ 7,723
Professional and consulting fees
General and administrative expenses	10,697	2,049
Investor relations
General and administrative expenses	6,204	858
Office and sundry
General and administrative expenses	2,023	303
Salaries and wages
General and administrative expenses	3,412	916
Director fees
General and administrative expenses	404	195
Share-based compensations
General and administrative expenses	33,370	3,263
Transfer agent and filing fees
General and administrative expenses	82	6
Travel expenses
General and administrative expenses	341	$ 133
Other expenses
General and administrative expenses	$ 50